SHARE-BASED PAYMENTS - Schedule of share-based payment liability (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Share-based payments [Abstract]
Current liability	$ 7	$ 6
Non-current liability	5	9
Total liability for share-based payments	$ 12	$ 15